Note 14 - Administrative expense (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of general and administrative expense [text block]
	2019	2018	2017

Investor relations	414	751	541
Audit fee	237	266	231
Advisory services fees	408	553	684
Listing fees	277	495	402
Directors fees Company	240	225	247
Directors fees Blanket Mine	31	52	40
Employee costs	3,030	2,917	2,781
Eersteling Gold Mine administration cost	17	212	142
Other office administration costs	691	697	444
Travel costs	292	297	399
	5,637	6,465	5,911